Acquisitions and Disposals (Tables)	12 Months Ended
Dec. 31, 2014
CAH and WHT [Member]
Schedule of Breakdown of Assets and Liabilities Attributed to Discontinued Operations

The breakdown of assets and liabilities attributed to discontinued operations as of December 18, 2014 (the date of disposal), are as follows:

	RMB	US$
Current assets	122,280	19,708
Property, plant and equipment, net	620,883	100,068
Goodwill	292,885	47,204
Acquired intangible assets, net	28,929	4,663
Prepaid land lease payments	85,061	13,710
Indemnification assets, non-current portion	59,518	9,593
Loan to a non-controlling shareholder	72,609	11,702
Other non-current assets	40,651	6,552
Current liabilities	(483,969)	(78,002)
Non-current liabilities	(175,041)	(28,211)
Non-controlling interests	(304,370)	(49,056)

Net assets disposed	359,436	57,931

Schedule of Gain Realized on Disposal

As a result of the disposal, the Group recognized a gain on the disposal of CAH and WHT of RMB38,487(US$6,203) as summarized below:

	RMB	US$
Consideration	397,923	64,134
Disposition of net assets	359,436	57,931

Gain on disposal of CAH and WHT	38,487	6,203

Reconciliation of Net Income from Discontinued Operations

Reconciliation of the major line items of CAH and WHT to net income from discontinued operations that are presented in the consolidated statement of comprehensive income is as follows:

	For the years ended December 31
	2012	2013	2014	2014
	RMB	RMB	RMB	US$
Revenues	206,698	417,511	489,787	78,939
Cost of revenues	(172,681)	(369,295)	(435,785)	(70,236)
Selling, general and administrative expenses	(10,648)	(23,782)	(20,210)	(3,257)
Interest expense	(3,804)	(10,143)	(11,519)	(1,857)
Other (expenses) income	(4,035)	8,517	10,259	1,654
Gain on disposal	—	—	38,487	6,203
Income tax expense	(7,936)	(12,043)	(45,543)	(7,340)

Net income from discontinued operations	7,594	10,765	25,476	4,106

Net income (loss) attributable to noncontrolling interests	5,741	6,625	(4,291)	(692)
Net income attributable to ordinary shareholders	1,853	4,140	29,767	4,798

CAH [Member]
Schedule of Fair Value of Assets Acquired and Liabilities Assumed

RMB
Purchase consideration	378,605
Cash	248,784
Pre-existing receivables from CAH	128,573
Pre-existing favorable agreements	1,248

RMB
Purchase consideration	378,605
Current assets	72,188
Indemnification assets	61,706
Intangible assets	40,000
Other long lived assets (excluding intangible assets)	421,598
Current liabilities	(186,484)
Unrecognized tax benefits, non current	(61,706)
Non-current liabilities	(56,439)
Deferred tax assets	17,299
Deferred tax liabilities	(26,263)

Total net assets	281,899
Noncontrolling interests	(196,179)
Goodwill	292,885